INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2022	2023
Products	1,498,900	1,419,396

During the years ended December 31, 2021, 2022and 2023, inventories were written down by RMB45,976, RMB 28,498 and RMB 19,910, respectively, to reflect the lower of cost and net realizable value.